Other assets (Tables)	3 Months Ended
Mar. 31, 2024
Other assets
Schedule of other assets

		As of December 31,	As of March 31,
	Note	2023	2024
		RMB	RMB
Long-term rental deposits		74,497	69,305
Contract assets	12(b)	54,446	52,949
Prepayments for purchase of property and equipment		815	—
Subtotal		129,758	122,254
Less: allowance for doubtful accounts		(28,819)	(28,819)
Total		100,939	93,435

Schedule of changes in the allowance for doubtful accounts

	As of	As of
	December	March
	31, 2023	31, 2024
	RMB	RMB
At the beginning of the year/period	—	28,819
Additional provisions	28,819	—
At the end of the year/period	28,819	28,819